Wentworth Financial Holdings Inc.

201 King of Prussia Road, Suite 501

Radnor, Pennsylvania 19087-5148

June 27, 2013

VIA EDGAR (CONFIDENTIAL SUBMISSION)

U.S. Securities And Exchange Commission
100 F Street, NE

Washington, DC 20549

Re:	Wentworth Financial Holdings Inc. (CIK: 0001580185); Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Wentworth Financial Holdings Inc., a Delaware corporation (the “Company”), the undersigned hereby confidentially submits a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “Jobs Act”) for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

The Company is an “emerging growth company” pursuant to Title 1, Section 101 of the Jobs Act. Therefore, the Company is permitted to make this confidential submission of its draft Registration Statement for review by the Staff.

Please direct all notices and communications with respect to this confidential submission to the following:

Stephen Kirkwood
Executive Vice President and General Counsel
Wentworth Financial Holdings Inc.
201 King of Prussia Road, Suite 501
Radnor, Pennsylvania 19087-5148
Telephone: (484) 434-2300
Facsimile: (855) 285-5089

and a copy to:	Andrea L. Nicolas, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036-6522 Telephone: (212) 735-3406 Facsimile: (917) 777-3406

U.S. Securities and Exchange Commission

June 27, 2013

Very truly yours,

WENTWORTH FINANCIAL Holdings Inc.

By: /s/ Stephen Kirkwood

Name: Stephen Kirkwood

Title: Executive Vice President and General Counsel

cc:	David Miller, Wentworth Financial Holdings Inc.
John Schwab, Wentworth Financial Holdings Inc.
Andrea L. Nicolas, Esq., Skadden, Arps, Slate, Meagher & Flom LLP
Richard B. Aftanas, Skadden, Arps, Slate, Meagher & Flom LLP
Steven J. Daniels, Esq., Skadden,
Arps, Slate, Meagher & Flom LLP